Intangible Assets (Amortization Expense) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Finite-Lived Intangible Assets [Line Items]
Total amortization of intangible assets	$ 5,378	$ 2,740	$ 3,305
Retailer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Total amortization of intangible assets	4,456	2,457	3,022
Other [Member]
Finite-Lived Intangible Assets [Line Items]
Total amortization of intangible assets	$ 922	$ 283	$ 283